Quarterly Holdings Report
for

Fidelity Freedom® Blend 2050 Fund

December 31, 2019

FBF-Y50-QTLY-0220
1.9892478.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,603,725	$39,133,990
Fidelity Series Commodity Strategy Fund (a)	2,882,558	13,720,977
Fidelity Series Large Cap Growth Index Fund (a)	2,628,134	30,696,601
Fidelity Series Large Cap Stock Fund (a)	1,943,092	30,778,578
Fidelity Series Large Cap Value Index Fund (a)	4,379,748	57,768,875
Fidelity Series Small Cap Opportunities Fund (a)	1,115,004	15,610,055
Fidelity Series Value Discovery Fund (a)	1,346,157	18,294,280
TOTAL DOMESTIC EQUITY FUNDS
(Cost $194,143,710)		206,003,356

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	530,530	5,989,689
Fidelity Series Emerging Markets Fund (a)	509,834	4,975,980
Fidelity Series Emerging Markets Opportunities Fund (a)	2,167,493	44,715,389
Fidelity Series International Growth Fund (a)	1,788,840	31,340,485
Fidelity Series International Index Fund (a)	998,669	10,635,821
Fidelity Series International Small Cap Fund (a)	544,691	9,428,594
Fidelity Series International Value Fund (a)	3,164,977	31,333,277
Fidelity Series Overseas Fund (a)	1,630,706	17,579,010
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $144,343,644)		155,998,245

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	5,541	59,395
Fidelity Series Emerging Markets Debt Fund (a)	262,280	2,517,891
Fidelity Series Floating Rate High Income Fund (a)	57,391	533,732
Fidelity Series Government Bond Index Fund (a)	7,084	74,097
Fidelity Series High Income Fund (a)	285,046	2,733,587
Fidelity Series Inflation-Protected Bond Index Fund (a)	780,245	7,841,464
Fidelity Series Investment Grade Bond Fund (a)	6,682	77,309
Fidelity Series Investment Grade Securitized Fund (a)	5,725	58,972
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,122,528	9,889,469
Fidelity Series Real Estate Income Fund (a)	153,849	1,712,341
TOTAL BOND FUNDS
(Cost $25,634,055)		25,498,257

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	650,954	650,954
Fidelity Series Short-Term Credit Fund (a)	64,700	652,177
Fidelity Series Treasury Bill Index Fund (a)	195,272	1,952,718
TOTAL SHORT-TERM FUNDS
(Cost $3,248,019)		3,255,898
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $367,369,428)		390,755,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,066)
NET ASSETS - 100%		$390,647,690

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,055,521	$44,552,315	$7,638,687	$3,771,394	$(33,244)	$1,198,085	$39,133,990
Fidelity Series Canada Fund	84,153	5,767,150	124,404	102,204	(530)	263,320	5,989,689
Fidelity Series Commodity Strategy Fund	220,094	14,036,833	582,781	178,962	(11,807)	58,638	13,720,977
Fidelity Series Corporate Bond Fund	16,200	611,359	601,665	9,554	30,252	3,249	59,395
Fidelity Series Emerging Markets Debt Fund	57,727	2,595,800	143,897	92,231	(1,146)	9,407	2,517,891
Fidelity Series Emerging Markets Fund	85,942	4,916,071	88,602	106,260	(1,129)	63,698	4,975,980
Fidelity Series Emerging Markets Opportunities Fund	778,683	40,823,903	715,160	1,065,322	(3,812)	3,831,775	44,715,389
Fidelity Series Floating Rate High Income Fund	13,148	547,717	28,177	19,873	(157)	1,201	533,732
Fidelity Series Government Bond Index Fund	22,448	913,152	897,937	7,868	34,446	1,988	74,097
Fidelity Series Government Money Market Fund 1.65%	22,152	1,203,754	574,952	9,929	--	--	650,954
Fidelity Series High Income Fund	100,406	2,744,299	153,367	112,469	(1,170)	43,419	2,733,587
Fidelity Series Inflation-Protected Bond Index Fund	26,459	7,938,757	116,004	89,363	319	(8,067)	7,841,464
Fidelity Series International Growth Fund	706,766	30,200,751	2,993,430	1,090,584	57,321	3,369,077	31,340,485
Fidelity Series International Index Fund	185,466	10,014,266	181,830	195,838	(730)	618,649	10,635,821
Fidelity Series International Small Cap Fund	184,820	9,090,580	535,912	383,287	(208)	689,314	9,428,594
Fidelity Series International Value Fund	697,133	30,650,279	1,372,214	1,209,913	(19,505)	1,377,584	31,333,277
Fidelity Series Investment Grade Bond Fund	23,752	956,443	936,329	10,704	30,680	2,763	77,309
Fidelity Series Investment Grade Securitized Fund	16,712	642,047	612,710	8,374	12,180	743	58,972
Fidelity Series Large Cap Growth Index Fund	826,189	31,746,987	5,755,877	397,683	119,302	3,760,000	30,696,601
Fidelity Series Large Cap Stock Fund	823,755	32,957,881	5,179,494	1,879,764	51,282	2,125,154	30,778,578
Fidelity Series Large Cap Value Index Fund	1,542,556	61,393,117	7,719,884	3,412,298	32,072	2,521,014	57,768,875
Fidelity Series Long-Term Treasury Bond Index Fund	311,708	14,226,658	4,660,941	849,930	244,326	(232,282)	9,889,469
Fidelity Series Overseas Fund	--	16,290,384	--	61,218	--	1,288,626	17,579,010
Fidelity Series Real Estate Income Fund	41,263	1,749,126	99,793	88,831	430	21,315	1,712,341
Fidelity Series Short-Term Credit Fund	22,157	866,674	243,562	13,045	635	6,273	652,177
Fidelity Series Small Cap Opportunities Fund	411,502	16,512,017	1,881,985	895,378	(7,036)	575,557	15,610,055
Fidelity Series Treasury Bill Index Fund	55,928	3,615,484	1,720,957	27,853	830	1,433	1,952,718
Fidelity Series Value Discovery Fund	488,066	19,054,699	2,536,609	691,630	16,496	1,271,628	18,294,280
	8,820,706	406,618,503	48,097,160	16,781,759	550,097	22,863,561	390,755,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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